Goodwill	3 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

The following table summarizes the activity of goodwill at December 31 and September 30, 2014, respectively:

	December 31,	September 30,
	2014	2014
Beginning balance	$6,577,609	$-
Additions resulting from acquisitions:
Acquisition of GPS Global Tracking & Surveillance, Ltd.	-	3,381,000
Acquisition of Emerge Monitoring, Inc.	-	3,381,754
Acquisition of Track Group Analytics Limited	4,037,267	-
Foreign currency translation adjustment	(159,423)	(185,145)
Ending balance	$10,455,453	$6,577,609

Goodwill was recognized in connection to acquisition transactions in accordance with ASC 805. The Company performs an impairment test for goodwill annually or more frequently if indicators of potential impairment exist. No impairment of goodwill had been recognized through December 31, 2014.